Amortization Expense Related to Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 807	$ 901	$ 1,210	$ 1,287	$ 1,372
Total amortization expense			1,530	1,608	1,699
Depreciation And Amortization Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense			1,210	1,287	1,372
Direct Lodging Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 320	$ 321	$ 327